Intangibles Assets - Summary of Changes in the Value of the Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 32,390
Ending balance	30,925	$ 32,390
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	39,612	11,895
Costs expensed		191
Foreign exchange	4,004	(1,324)
Ending balance	43,616	39,612
Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization		28,850
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,222	5,837
Amortization	4,414	2,013
Foreign exchange	1,055	(628)
Ending balance	12,691	7,222
Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	32,390
Ending balance	30,925	32,390
Internally Generated Development Costs | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33	33
Costs expensed
Foreign exchange
Ending balance	33	33
Internally Generated Development Costs | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization
Internally Generated Development Costs | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8	1
Amortization	7	7
Foreign exchange	(1)
Ending balance	14	8
Internally Generated Development Costs | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	25
Ending balance		25
Intellectual Properties | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	31,914	4,089
Costs expensed
Foreign exchange	3,229	(634)
Ending balance	35,143	31,914
Intellectual Properties | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization		28,459
Intellectual Properties | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,693	1,445
Amortization	2,710	398
Foreign exchange	372	(150)
Ending balance	4,775	1,693
Intellectual Properties | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30,221
Ending balance		30,221
Proprietary Processes | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	7,359	7,635
Costs expensed
Foreign exchange	744	(667)
Ending balance	8,103	7,359
Proprietary Processes | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization		391
Proprietary Processes | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5,491	4,391
Amortization	1,477	1,577
Foreign exchange	665	(477)
Ending balance	7,633	5,491
Proprietary Processes | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,868
Ending balance		1,868
Certifications | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	126	138
Costs expensed
Foreign exchange	13	(12)
Ending balance	139	126
Certifications | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization
Certifications | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance
Amortization	128
Foreign exchange	9
Ending balance	137
Certifications | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	126
Ending balance	2	126
Customer List | Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	180
Costs expensed		191
Foreign exchange	18	(11)
Ending balance	198	180
Customer List | Cost | BioStrand B.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Amortization
Customer List | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Beginning balance	30
Amortization	92	31
Foreign exchange	10	(1)
Ending balance	132	30
Customer List | Net Book Value
Disclosure of detailed information about intangible assets [line items]
Beginning balance	150
Ending balance		$ 150